UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	October 31st
Date of reporting period:	November 1, 2016 to January 31, 2017

Item 1:             Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (111.5%)
Advertising (3.3%)
$885	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	$897,390
1,000	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 03/03/17 @ 103.81)	(B-, Caa1)	03/15/20	7.625	1,006,250
2,414	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	2,532,286
1,800	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1),(2)	(B+, B3)	02/15/22	6.125	1,875,600
2,825	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/17 @ 104.19)(1)	(CCC+, Caa1)	10/15/20	8.375	2,909,750

					9,221,276

Air Transportation (0.4%)
1,150	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, NR)	02/01/24	5.000	1,148,563

Auto Parts & Equipment (2.9%)
850	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 102.44)(1)	(BB, Ba3)	08/15/26	4.875	836,723
2,650	Cooper-Standard Automotive, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/21 @ 102.81)(1)	(B, B2)	11/15/26	5.625	2,671,518
2,650	MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)	(B+, B3)	10/15/22	7.375	2,862,000
1,950	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)(1)	(CCC+, Caa2)	06/01/21	8.625	1,696,500

					8,066,741

Brokerage (2.9%)
3,640	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/17 @ 100.00)(1)	(B+, B1)	02/15/18	7.750	3,642,275
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)(1)	(B, B1)	04/15/22	6.875	1,365,000
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(1)	(B, B1)	04/15/21	7.500	2,983,188

					7,990,463

Building & Construction (2.7%)
1,900	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	1,942,750
2,925	AV Homes, Inc., Global Company Guaranteed Notes (Callable 03/03/17 @ 106.38)	(B, Caa1)	07/01/19	8.500	3,074,906
1,275	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/17 @ 101.75)(1)	(B, B1)	12/01/18	7.000	1,306,875
975	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	1,034,719

					7,359,250

Building Materials (6.6%)
775	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	807,938
1,350	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Ba1)	08/01/26	4.500	1,350,418
3,650	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	3,996,750
3,925	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, Caa1)	08/15/21	8.250	4,209,562
975	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(B+, B1)	02/01/23	9.500	1,113,938
1,860	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB, B3)	01/15/23	8.250	2,036,700
2,375	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	2,434,375
1,000	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(B, Caa1)	04/15/22	8.500	1,115,000
1,075	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(B, Caa1)	07/15/23	6.125	1,115,312

					18,179,993

Cable & Satellite TV (9.9%)
2,065	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	2,168,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	$2,432,250
4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/17 @ 101.81)(1)	(B, B1)	02/01/20	7.250	4,090,000
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B-, B2)	06/01/24	5.250	1,324,862
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, Ba1)	04/15/27	5.500	534,188
800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	875,000
1,000	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	1,192,500
3,165	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B+, B3)	08/15/23	6.875	3,414,244
650	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	669,500
1,700	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	1,755,250
2,800	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	2,828,000
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.50)(1),(3)	(B, B2)	04/15/23	7.000	1,357,868
1,000	Virgin Media Secured Finance PLC, Rule 144A, Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	1,250,114
3,250	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	3,245,937

					27,137,963

Chemicals (6.7%)
2,650	A Schulman, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/18 @ 105.16)(1)	(B+, B3)	06/01/23	6.875	2,809,000
3,000	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	3,015,000
1,400	Blue Cube Spinco, Inc., Global Company Guaranteed Notes (Callable 10/15/20 @ 105.00)	(BB, Ba1)	10/15/25	10.000	1,701,000
2,950	Chemtura Corp., Company Guaranteed Notes (Callable 03/03/17 @ 104.31)	(BB-, B1)	07/15/21	5.750	3,069,844
1,350	Koppers, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B+, B1e)	02/15/25	6.000	1,400,625
1,100	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/03/17 @ 103.19)(1)	(B+, B1)	10/15/19	6.375	1,138,500
1,100	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	1,193,500
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/17 @ 100.00)(1),(4),(5),(6)	(NR, NR)	05/08/17	9.000	9,780
2,200	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 03/13/17 @ 103.19)	(B-, Caa1)	08/15/20	6.375	2,125,750
825	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 104.13)(1)	(BB, Ba3)	07/15/24	5.500	868,312
675	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	703,687
350	Westlake Chemical Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.44)(1)	(BBB, Baa3)	05/15/23	4.875	362,116

					18,397,114

Consumer/Commercial/Lease Financing (3.1%)
4,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	3,971,250
775	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	824,503
2,700	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/17 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	2,841,750
800	Park Aerospace Holdings Ltd., Rule 144A, Company Guaranteed Notes(1)	(BB-, B1e)	08/15/22	5.250	821,000

					8,458,503

Diversified Capital Goods (2.7%)
2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	2,144,812
3,584	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)(1)	(BB-, Ba3)	09/01/22	5.500	3,718,400
360	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	367,650

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Diversified Capital Goods
$1,175	SPX FLOW, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 102.94)(1)	(BB-, B1)	08/15/26	5.875	$1,207,313

					7,438,175

Electronics (0.8%)
500	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(B+, B2)	04/15/23	9.125	582,500
200	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/21	4.125	206,980
1,325	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/23	4.625	1,404,500

					2,193,980

Energy - Exploration & Production (3.9%)
2,100	Aker BP ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	2,352,000
1,925	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 03/03/17 @ 103.25)(2)	(B+, B3)	11/01/21	6.500	1,977,938
4,026	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)(4)	(NR, NR)	11/15/22	7.500	2,536,380
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 03/03/17 @ 102.13)	(CC, Ca)	06/15/19	8.500	2,235,000
1,700	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)(2)	(BB-, Caa1)	03/15/21	5.750	1,725,500

					10,826,818

Food - Wholesale (1.4%)
1,100	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	1,105,500
1,100	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	1,104,125
1,550	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(B, B3)	06/15/24	5.875	1,627,500

					3,837,125

Forestry & Paper (0.0%)
950	Stone & Webster, Inc.(4),(5),(7)	(NR, NR)	10/23/19	0.000	1,781

Gaming (1.4%)
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	2,268,750
1,500	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 03/02/17 @ 104.13)(1),(8)	(B, B2)	02/15/21	8.250	1,702,962

					3,971,712

Gas Distribution (3.0%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	3,911,297
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	2,784,375
1,450	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/03/17 @ 102.88)	(B+, B1)	02/15/21	5.750	1,495,313

					8,190,985

Health Facilities (3.9%)
2,625	Care Capital Properties LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 100.00)(1)	(BBB-, Baa3)	08/15/26	5.125	2,542,478
3,550	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/17 @ 104.38)(1)	(B-, B3)	08/01/19	8.750	3,447,937
2,200	HCA, Inc., Global Senior Secured Notes (Callable 12/15/25 @ 100.00)	(BBB-, Ba1)	06/15/26	5.250	2,299,000
2,100	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa1)	04/01/22	8.125	2,131,500
325	Tenet Healthcare Corp., Global Senior Unsecured Notes(2)	(CCC+, Caa1)	06/15/23	6.750	307,938

					10,728,853

Insurance Brokerage (2.2%)
2,100	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/03/17 @ 101.00)(1),(9)	(CCC+, Caa2)	07/15/19	17.000	2,121,000
1,275	HUB International Ltd., Rule 144A, Secured Notes (Callable 03/03/17 @ 103.00)(1)	(CCC+, B3)	02/15/21	9.250	1,318,828
2,450	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 03/03/17 @ 105.91)(1)	(CCC+, Caa2)	10/01/21	7.875	2,572,500

					6,012,328

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services (0.7%)
$1,800	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 100.00)(1)	(BB-, Ba3)	12/15/21	5.000	$1,833,750

Machinery (0.6%)
1,575	Terex Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	1,610,516

Media - Diversified (1.1%)
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,037,500
1,870	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B, B2)	08/15/26	5.750	1,912,075

					2,949,575

Media Content (2.2%)
2,125	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	2,332,188
550	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	03/01/24	5.750	593,313
750	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	02/15/25	5.875	815,625
525	Nexstar Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.22)(1),(2)	(B+, B3)	08/01/24	5.625	525,656
1,710	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	1,796,577

					6,063,359

Medical Products (0.4%)
1,170	Sterigenics-Nordion Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	1,190,475

Metals & Mining - Excluding Steel (3.8%)
2,300	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/17 @ 103.06)(1)	(BB-, B1)	12/15/20	6.125	2,363,250
3,196	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 03/03/17 @ 103.19)	(CCC+, Caa2)	11/15/20	6.375	2,644,690
4,525	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/03/17 @ 102.75)(4)	(NR, NR)	06/01/19	11.000	272
6,100	Taseko Mines Ltd., Company Guaranteed Notes (Callable 03/03/17 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	5,444,250

					10,452,462

Oil Field Equipment & Services (6.0%)
3,330	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	3,036,960
561	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 03/02/17 @ 100.00)(9)	(NR, NR)	02/04/20	8.400	187,971
1,575	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 03/03/17 @ 100.00)(1)	(NR, Ca)	12/01/17	7.250	921,375
2,050	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B-, Caa1)	07/15/22	6.750	1,783,500
200	Parker Drilling Co., Global Company Guaranteed Notes (Callable 03/03/17 @ 103.75)	(B-, Caa1)	08/01/20	7.500	182,000
1,105	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	1,013,838
2,865	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 03/03/17 @ 104.31)(1)	(B-, B2)	11/02/20	9.500	2,592,621
3,084	Sidewinder Drilling, Inc.(5),(6)	(NR, NR)	11/15/19	9.750	1,981,547
1,263	Sidewinder Drilling, Inc.(5),(6)	(NR, NR)	11/15/19	12.000	1,237,960
1,600	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(2)	(B+, Caa1)	10/15/22	5.550	1,464,000
1,135	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/03/17 @ 100.00)(1)	(BB-, Caa1)	01/15/19	7.875	1,146,350
850	Trinidad Drilling Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1e)	02/15/25	6.625	871,250

					16,419,372

Oil Refining & Marketing (4.6%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	1,040,000
4,100	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	4,161,500
2,650	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 03/03/17 @ 103.56)	(BB-, B1)	11/15/20	7.125	2,765,937

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing
$4,000	PBF Finance Corp., Global Senior Secured Notes (Callable 03/03/17 @ 102.06)(2)	(BBB-, B1)	02/15/20	8.250	$4,100,000
700	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B, B3)	04/01/21	6.250	728,000

					12,795,437

Packaging (2.8%)
200	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/17 @ 103.38)(1)	(CCC+, B3)	01/31/21	6.750	207,750
1,250	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/19 @ 105.44)(1)	(CCC+, B3)	05/15/24	7.250	1,343,750
1,150	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB-, Ba3)	05/15/23	4.625	1,165,094
2,200	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(B-, Caa1)	01/15/25	6.875	2,240,700
1,422	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/15/17 @ 102.75)	(B-, Caa2)	02/15/21	8.250	1,463,962
1,050	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 103.88)(1),(8)	(B-, Caa1)	02/15/23	7.750	1,222,677

					7,643,933

Personal & Household Products (0.1%)
300	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	314,250

Pharmaceuticals (2.2%)
1,850	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)(1)	(B+, B3)	09/01/23	7.875	1,799,125
406	Capsugel S.A., 7.000% Cash, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/16/17 @ 100.00)(1),(2),(9)	(B-, Caa1)	05/15/19	14.750	408,284
700	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/17 @ 102.53)(1),(2)	(B-, Caa1)	08/15/18	6.750	693,875
1,100	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(1)	(B-, Caa1)	04/15/25	6.125	827,750
3,050	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	2,337,062

					6,066,096

Real Estate Investment Trusts (3.2%)
4,400	iStar, Inc., Senior Unsecured Notes (Callable 03/03/17 @ 102.50)	(B+, B2)	07/01/19	5.000	4,479,772
1,825	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1),(2)	(BB-, B3)	11/01/23	8.125	1,852,375
2,500	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB, B1)	08/01/22	5.875	2,556,250

					8,888,397

Recreation & Travel (2.4%)
3,000	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	3,322,500
1,955	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B3)	07/31/24	4.875	1,945,225
1,370	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 02/01/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	1,387,289

					6,655,014

Restaurants (1.1%)
3,000	Landry’s, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, Caa1)	10/15/24	6.750	3,097,500

Software - Services (2.7%)
1,525	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	1,578,375
1,050	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	1,081,815
1,875	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa2)	04/01/22	8.750	1,298,437
639	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 03/03/17 @ 100.00)	(CCC+, Caa3)	01/15/19	9.125	584,685
2,505	Xerox Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	2,827,519

					7,370,831

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (2.0%)
$1,980	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/17 @ 102.50)(1)	(B-, Caa1)	11/15/18	10.000	$1,957,725
700	Caleres, Inc., Global Company Guaranteed Notes (Callable 08/15/18 @ 104.69)	(BB, B1)	08/15/23	6.250	735,000
2,720	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	2,815,200

					5,507,925

Steel Producers/Products (0.8%)
2,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	2,265,000

Support - Services (7.9%)
1,000	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 102.63)(1),(2)	(BB-, B1)	03/15/25	5.250	918,750
1,650	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1),(2)	(BB-, B1)	04/01/24	6.375	1,629,375
2,750	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	2,708,750
1,500	Change Healthcare Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/17 @ 104.50)(1)	(CCC+, Caa1)	02/15/21	6.000	1,587,187
3,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B2)	05/01/25	5.250	3,018,750
3,384	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(BB-, B3)	09/01/22	7.000	3,582,844
1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(8)	(CCC+, Caa1)	05/15/22	5.750	1,988,251
191	Light Tower Rentals, Inc.(6)	(NR, NR)	10/01/21	10.000	190,909
720	Ritchie Bros Auctioneers, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/20 @ 104.03)(1)	(BB-, B2)	01/15/25	5.375	737,100
3,692	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa3)	01/15/22	9.125	3,572,010
765	The Hertz Corp., Global Company Guaranteed Notes (Callable 03/03/17 @ 102.46)(2)	(B, B2)	01/15/21	7.375	743,962
1,000	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB-, B1)	05/15/27	5.500	1,010,000

					21,687,888

Tech Hardware & Equipment (2.1%)
1,950	CommScope Technologies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/20 @ 103.00)(1)	(B+, B1)	06/15/25	6.000	2,087,729
2,525	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	2,695,437
800	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	882,000

					5,665,166

Telecom - Satellite (1.6%)
3,000	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	3,313,470
1,000	Hughes Satellite Systems Corp., Rule 144A, Senior Secured Notes(1)	(BBB-, Ba2)	08/01/26	5.250	1,002,500

					4,315,970

Telecom - Wireless (2.0%)
1,400	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	1,541,750
3,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	3,874,406

					5,416,156

Telecom - Wireline Integrated & Services (1.2%)
800	GTT Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(B-, Caa1)	12/31/24	7.875	840,000
1,000	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B, B3)	04/01/23	6.000	1,050,000
1,425	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	1,462,478

					3,352,478

Theaters & Entertainment (2.2%)
1,600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 03/03/17 @ 104.41)	(B+, B2)	02/15/22	5.875	1,680,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment
$855	AMC Entertainment Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(1)	(B+, B2)	11/15/26	5.875	$874,238
1,475	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, B1)	06/15/23	6.000	1,570,875
2,050	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B3)	11/01/24	4.875	2,055,125

					6,180,238

TOTAL CORPORATE BONDS (Cost $305,868,141)					306,903,411

BANK LOANS (21.0%)
Aerospace & Defense (1.0%)
2,977	Sequa Corp.(10)	(CCC-, Caa3)	06/19/17	5.250	2,855,204

Auto Parts & Equipment (1.3%)
2,800	Jason, Inc.(5),(10)	(CCC+, Caa2)	06/30/22	9.000	1,960,000
1,445	U.S. Farathane LLC(10)	(B, B2)	12/23/21	5.750	1,455,555

					3,415,555

Beverages (0.7%)
2,000	The Winebow Group, Inc.(5),(10)	(CCC+, Caa1)	12/31/21	8.500	1,930,000

Chemicals (3.0%)
2,129	Ascend Performance Materials Operations LLC(10)	(B, B2)	08/12/22	6.500	2,152,279
2,500	Solenis International LP(10)	(B-, Caa1)	07/31/22	7.750	2,479,163
3,500	Vantage Specialty Chemicals, Inc.(5),(10)	(CCC, Caa1)	02/05/22	9.750	3,500,000

					8,131,442

Diversified Capital Goods (0.7%)
2,045	Dynacast International LLC(10)	(B-, Caa1)	01/30/23	9.539	2,024,550

Energy - Exploration & Production (1.3%)
1,750	Chief Exploration & Development LLC(10)	(NR, NR)	05/16/21	7.753	1,736,149
2,000	W&T Offshore, Inc.(10)	(CCC, Caa2)	05/15/20	9.000	1,735,000

					3,471,149

Gaming (1.9%)
1,485	CBAC Borrower LLC(10)	(B-, B3)	07/02/20	8.250	1,496,137
3,000	The Intertain Group Ltd.(3),(5),(10)	(NR, NR)	12/16/22	10.000	3,783,738

					5,279,875

Health Facilities (1.6%)
2,910	Drumm Investors LLC(10)	(B, Caa1)	05/04/18	9.500	2,879,317
1,400	Premier Dental Services, Inc.(10)	(B-, Caa1)	11/01/18	7.500	1,396,500

					4,275,817

Investments & Misc. Financial Services (1.2%)
875	Liquidnet Holdings, Inc.(10)	(B, B2)	05/22/19	7.750	873,359
2,500	Mergermarket U.S.A., Inc.(5),(10)	(CCC+, Caa2)	02/04/22	7.500	2,470,313

					3,343,672

Machinery (1.7%)
2,250	CPM Holdings, Inc.(5),(10)	(B, Caa1)	04/10/23	10.250	2,255,625
2,475	WireCo WorldGroup, Inc.(10)	(B-, Caa2)	09/30/24	10.000	2,496,656

					4,752,281

Media Content (0.4%)
1,000	DLG Acquisitions Ltd.(8),(10)	(CCC+, Caa2)	06/30/22	8.250	1,065,165

Oil Field Equipment & Services (0.6%)
2,000	Abaco Energy Technologies LLC(5),(10)	(CCC, Caa3)	11/20/20	10.501	1,630,134

Oil Refining & Marketing (0.9%)
2,917	Philadelphia Energy Solutions LLC(10)	(B+, B3)	04/04/18	6.250	2,537,500

Personal & Household Products (0.7%)
1,990	ABG Intermediate Holdings 2 LLC(5),(10)	(CCC+, Caa1)	05/27/22	9.500	2,019,850

Recreation & Travel (1.1%)
3,000	Legendary Pictures Funding LLC(5),(10)	(NR, NR)	04/22/20	7.000	3,003,750

Software - Services (1.5%)
1,000	AF Borrower LLC(10)	(B-, Caa2)	01/28/23	10.000	1,003,335

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$2,590	Aricent Technologies(10)	(CCC, Caa2)	04/14/22	9.500	$2,428,138
750	LDiscovery LLC(10)	(B+, B2)	12/09/22	6.875	717,187

					4,148,660

Telecom - Wireline Integrated & Services (0.7%)
2,000	Omnitracs, Inc.(10)	(CCC+, Caa1)	05/25/21	8.750	1,968,760

Theaters & Entertainment (0.3%)
306	NEG Holdings LLC(5),(6),(10)	(NR, NR)	10/17/22	9.000	244,440
563	Tech Finance & Co. S.C.A.(10)	(BB-, Ba3)	07/11/20	5.039	568,924

					813,364

Transport Infrastructure/Services (0.4%)
988	OSG International, Inc.(10)	(BB-, B3)	08/05/19	5.750	973,624

TOTAL BANK LOANS (Cost $56,744,473)					57,640,352

ASSET BACKED SECURITY (0.4%)
Collateralized Debt Obligations (0.4%)
1,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(10) (Cost $998,006)	(B, NR)	11/15/23	8.717	1,000,041

Number of Shares

COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.5%)
109,693	UCI International, Inc.(5),(6),(11)				1,337,487

Building & Construction (0.0%)
13	White Forest Resources, Inc.(5),(6),(11)				190

Building Materials (0.0%)
619	Dayton Superior Corp.(5),(6),(11)				—

Chemicals (0.0%)
4,893	Huntsman Corp.(5)				99,768

Gaming (0.0%)
55,100	Majestic Holdco LLC(5),(11)				15,290

Support - Services (0.3%)
2,100	LTR Holdings LLC(6),(11)				745,500

Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(5),(6),(11)				—

TOTAL COMMON STOCKS (Cost $2,295,108)					2,198,235

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.(5),(6),(11) (Cost $250,835)				—

SHORT-TERM INVESTMENTS (9.9%)
10,137,588	State Street Navigator Securities Lending Government Money Market Portfolio, 0.52%(12)				10,137,588
Par (000)			Maturity	Rate%
$17,179	State Street Bank and Trust Co. Euro Time Deposit		02/01/17	0.010	17,178,936

TOTAL SHORT-TERM INVESTMENTS (Cost $27,316,524)					27,316,524

TOTAL INVESTMENTS AT VALUE (143.6%) (Cost $393,473,087)					395,058,563

LIABILITIES IN EXCESS OF OTHER ASSETS (-43.6%)					(119,933,556)

NET ASSETS (100.0%)					$275,125,007

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities amounted to a value of $189,027,238 or 68.7% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in British Pound.
(4)	Bond is currently in default.
(5)	Illiquid security (unaudited).
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(7)	Zero-coupon security.
(8)	This security is denominated in Euro.
(9)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	Variable rate obligation — The interest rate shown is as of January 31, 2017.
(11)	Non-income producing security.
(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2017.

INVESTMENT ABBREVIATIONS

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
GBP	1,405,650	USD	1,794,614	10/13/17	Morgan Stanley	$1,794,614	$1,780,086	$(14,528)
USD	107,825	EUR	100,000	10/13/17	Morgan Stanley	(107,825)	(109,453)	(1,628)
USD	7,372,735	EUR	6,562,000	10/13/17	Morgan Stanley	(7,372,735)	(7,182,319)	190,416
USD	139,592	EUR	128,500	12/15/17	Morgan Stanley	(139,592)	(141,178)	(1,586)
USD	6,618,945	GBP	5,369,000	10/13/17	Morgan Stanley	(6,618,945)	(6,799,193)	(180,248)
USD	1,521,393	GBP	1,201,250	12/15/17	Morgan Stanley	(1,521,393)	(1,524,140)	(2,747)

								$(10,321)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$303,483,216	$3,420,195		$306,903,411
Bank Loans	—	33,382,004	24,258,348		57,640,352
Asset Backed Securities	—	1,000,041	—		1,000,041
Common Stocks	99,768	15,291	2,083,176	(1)	2,198,235	(1)
Preferred Stocks	—	—	0	(1)	0	(1)
Short-term Investments	—	27,316,524	—		27,316,524

	$99,768	$365,197,076	$29,761,719		$395,058,563

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$190,416	$—		$190,416

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$200,737	$—		$200,737
(1)	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock		Total
Balance as of October 31, 2016	$2,880,737	$20,702,208	$1,131,580	$—		$24,714,525
Accrued discounts (premiums)	(22,120)	20,944	—	—		(1,176)
Purchases	—	9,101,469	1,050,000	—		10,151,469
Sales	—	(6,248,408)	(287,500)	—		(6,535,908)
Realized gain (loss)	—	(216,208)	(90,001)	—		(306,209)
Change in unrealized appreciation (depreciation)	561,578	898,895	279,097	—		1,739,570
Transfers into Level 3	—	2,469,761	—	—		2,469,761
Transfers out of Level 3	—	(2,470,313)	—	—		(2,470,313)

Balance as of January 31, 2017	$3,420,195	$24,258,348	$2,083,176 (1)	$0	(1)	$29,761,719

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2017	$561,578	$596,497	$279,097	$—		$1,437,172
(1)	Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 1/31/2017	Valuation Techniques	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$9,780	Income Approach	Expected Remaining Distribution	NA
	$3,410,415	Market Approach	Discount For Illiquidity	$0.64 – $1.00 ($0.75)
Bank Loans	$244,440	Market Approach	Discount For Illiquidity	NA
	$24,013,908	Vendor Pricing	Single Broker Quote	$0.82 – $1.26 ($1.02)
Common Stocks	$2,083,176	Market Approach	Discount For Illiquidity	$0.00 – $355 ($18.52)
Preferred Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2017, there were no transfers between Level 1 and Level 2, but there was $2,469,761 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $2,470,313 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:             Controls and Procedures

(a)         As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:             Exhibits

1.         The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   March 17, 2017

/s/Laurie Pecha

Name: Laurie Pecha

Title:   Chief Financial Officer

Date:   March 17, 2017